UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):        [ ] is a restatement
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     White River Investment Partners, LLC
Address:  2288 Union Street
          San Francisco, CA  94123

Form 13F File Number:  028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Allen Benello
Title:    Managing Partner
Phone:    415/440-1659

Signature, Place and Date of Signing:


     /s/ Allen Benello            San Francisco, CA        May 15, 2009
---------------------------   ------------------------   ----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        17

Form 13F Information Table Value Total:   $27,282 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F INFORMATION TABLE - FIRST QUARTER 2009



                                TITLE                          SHARES/
                                 OF                  VALUE    PRINCIPAL  SH/ PUT/  INVSMT  OTH       VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (x1000)     AMOUNT   PRN CALL  DSCRTN  MGRS     SOLE  SHARED  NONE
======================================================================================================================

ATA INC-ADR                     EQUITY   00211V106  $    292     67,976   SH         SOLE          67,976
BP PLC-SPONS ADR                EQUITY   055622104  $    802     20,000   SH         SOLE          20,000
COMPASS MINERALS INTERNATION    EQUITY   20451N101  $    846     15,000   SH         SOLE          15,000
CONOCOPHILLIPS                  EQUITY   20825C104  $  2,095     53,500   SH         SOLE          53,500
CONS TOMOKA LAND CO-FLORIDA     EQUITY   210226106  $    689     23,190   SH         SOLE          23,190
DUPONT FABROS TECHNOLOGY        EQUITY   26613Q106  $ 11,573  1,682,142   SH         SOLE       1,682,142
STEALTHGAS INC                  EQUITY   Y81669106  $    305     59,901   SH         SOLE          59,901
SPDR GOLD TRUST                 EQUITY   78463V107  $    903     10,000   SH         SOLE          10,000
ICICI BANK LTD-SPON ADR         EQUITY   45104G104  $    699     52,600   SH         SOLE          52,600
INGERSOLL-RAND CO LTD-CL A      EQUITY   G4776G101  $    483     35,000   SH         SOLE          35,000
IRON MOUNTAIN INC               EQUITY   462846106  $    554     25,000   SH         SOLE          25,000
KAPSTONE PAPER AND PACKAGING    EQUITY   48562P103  $    235     95,614   SH         SOLE          95,614
LENDER PROCESSING SERVICES      EQUITY   52602E102  $  1,377     45,000   SH         SOLE          45,000
PROSHARES ULTRASHORT S&P500     EQUITY   74347R883  $    793     10,000   SH         SOLE          10,000
ISHARES SILVER TRUST            EQUITY   46428Q109  $    512     40,000   SH         SOLE          40,000
PROSHARES ULTRASHORT 20+Y TR    EQUITY   74347R297  $  4,364    100,000   SH         SOLE         100,000
HORSEHEAD HOLDING CORP          EQUITY   440694305  $    760    138,100   SH         SOLE         138,100